Financial Instruments - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 7,499	$ 8,060
Financial liabilities	1,531	957
Liability towards contingent consideration (Refer note 2.5)	27	8
Liquid Mutual Fund
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	258	12
Fixed Maturity Plan Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	66	66
Fixed Maturity Plan Securities | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	66	66
Quoted Debt Securities | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	884	940
Certificates of Deposit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	358	808
Certificates of Deposit | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	358	808
Commercial Paper
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	72	45
Unquoted Equity and Preference Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	18	21
Unquoted Investments Others
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2	10
Derivative Financial Instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	48	2
Financial liabilities	2	6
Unquoted Convertible Promissory Note
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		2
Level 1 | Liquid Mutual Fund
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	258	12
Level 1 | Quoted Debt Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	630	701
Level 2 | Fixed Maturity Plan Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	66	66
Level 2 | Quoted Debt Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	254	239
Level 2 | Certificates of Deposit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	358	808
Level 2 | Commercial Paper
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	72	45
Level 2 | Derivative Financial Instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	48	2
Financial liabilities	2	6
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liability towards contingent consideration (Refer note 2.5)	27	8
Level 3 | Unquoted Equity and Preference Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	18	21
Level 3 | Unquoted Investments Others
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2	10
Level 3 | Unquoted Convertible Promissory Note
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		$ 2